Significant Accounting Policies - Schedule of Group Obligations Associated with Guarantee Liabilities Prior To Adoption of ASC 326 (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities			¥ 1,493,860	¥ 587,471
Increase in guarantee receivables	¥ (274,799)	$ (42,115)	981,449	¥ 534,112
ASC 460
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities			1,300,000
Increase in guarantee receivables			¥ 800,000